Income Taxes - Changes in net deferred Tax assets liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Total net deferred tax assets (liabilities) at January 1,	$ 3,235
Total net deferred tax assets (liabilities) at January 1,		$ (4,231)
Change in temporary differences	(644)	(1,009)
Translation differences	(11)	13
Total net deferred tax assets (liabilities) at December 31,	$ 2,580	$ 3,235